Share-Based Compensation - Schedule of Restricted Share Unit Activities (Details)	6 Months Ended
Jun. 30, 2025 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Nonvested ordinary shares underlying, Outstanding beginning balance | shares
Weighted average fair value per ordinary share at the grant dates, Outstanding beginning balance | $ / shares
Nonvested ordinary shares underlying, Granted | shares	3,813,639
Weighted average fair value per ordinary share at the grant dates, Granted | $ / shares	$ 1.11
Nonvested ordinary shares underlying, Vested | shares	(3,813,639)
Weighted average fair value per ordinary share at the grant dates, Vested | $ / shares	$ 1.11
Nonvested ordinary shares underlying, Forfeited | shares
Weighted average fair value per ordinary share at the grant dates, Forfeited | $ / shares
Nonvested ordinary shares underlying, Outstanding ending balance | shares
Weighted average fair value per ordinary share at the grant dates, Outstanding ending balance | $ / shares
2023 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Nonvested ordinary shares underlying, Outstanding beginning balance | shares
Weighted average fair value per ordinary share at the grant dates, Outstanding beginning balance | $ / shares
Nonvested ordinary shares underlying, Granted | shares	454,677
Weighted average fair value per ordinary share at the grant dates, Granted | $ / shares	$ 1.12
Nonvested ordinary shares underlying, Vested | shares	(454,677)
Weighted average fair value per ordinary share at the grant dates, Vested | $ / shares	$ 1.12
Nonvested ordinary shares underlying, Forfeited | shares
Weighted average fair value per ordinary share at the grant dates, Forfeited | $ / shares
Nonvested ordinary shares underlying, Outstanding ending balance | shares
Weighted average fair value per ordinary share at the grant dates, Outstanding ending balance | $ / shares